Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,256,749.28

Principal:
Principal Collections	$22,422,669.38
Prepayments in Full	$12,246,956.61
Liquidation Proceeds	$507,539.62
Recoveries	$110,275.97
Sub Total	$35,287,441.58
Collections	$37,544,190.86

Purchase Amounts:
Purchase Amounts Related to Principal	$310,144.68
Purchase Amounts Related to Interest	$1,442.26
Sub Total	$311,586.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,855,777.80

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,855,777.80
Servicing Fee	$683,782.29	$683,782.29	$0.00	$0.00	$37,171,995.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,171,995.51
Interest - Class A-2 Notes	$24,732.56	$24,732.56	$0.00	$0.00	$37,147,262.95
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$36,701,709.62
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$36,564,546.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,564,546.62
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$36,486,813.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,486,813.70
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$36,429,987.70
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,429,987.70
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$36,357,639.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,357,639.78
Regular Principal Payment	$33,048,966.83	$33,048,966.83	$0.00	$0.00	$3,308,672.95
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,308,672.95
Residual Released to Depositor	$0.00	$3,308,672.95	$0.00	$0.00	$0.00
Total		$37,855,777.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$33,048,966.83
Total					$33,048,966.83
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,048,966.83	$65.06	$24,732.56	$0.05	$33,073,699.39	$65.11
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$33,048,966.83	$20.53	$814,355.73	$0.51	$33,863,322.56	$21.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$48,654,208.07	0.0957760	$15,605,241.24	0.0307190
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$769,054,208.07	0.4777031	$736,005,241.24	0.4571745

Pool Information
Weighted Average APR	3.386%	3.373%
Weighted Average Remaining Term	41.14	40.33
Number of Receivables Outstanding	49,132	47,910
Pool Balance	$820,538,743.32	$784,705,703.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$772,994,462.18	$739,407,999.76
Pool Factor	0.4902938	0.4688826

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$11,770,585.56
Yield Supplement Overcollateralization Amount	$45,297,703.93
Targeted Overcollateralization Amount	$48,700,462.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,700,462.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		114	$345,729.34
(Recoveries)		80	$110,275.97
Net Loss for Current Collection Period			$235,453.37
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3443%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8487%
Second Prior Collection Period			0.6533%
Prior Collection Period			0.5419%
Current Collection Period			0.3520%
Four Month Average (Current and Prior Three Collection Periods)			0.5990%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,889	$6,068,331.19
(Cumulative Recoveries)			$436,840.21
Cumulative Net Loss for All Collection Periods			$5,631,490.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3365%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,100.50
Average Net Loss for Receivables that have experienced a Realized Loss			$1,949.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.18%	455	$9,241,210.59
61-90 Days Delinquent	0.13%	53	$994,549.08
91-120 Days Delinquent	0.06%	18	$434,315.59
Over 120 Days Delinquent	0.08%	31	$627,736.19
Total Delinquent Receivables	1.44%	557	$11,297,811.45

Repossession Inventory:
Repossessed in the Current Collection Period		23	$659,976.72
Total Repossessed Inventory		44	$1,267,388.30

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1800%
Prior Collection Period			0.1750%
Current Collection Period			0.2129%
Three Month Average			0.1893%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer